Provisions - Schedule of Provision Balance Changes (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Provisions [Line Items]
Opening Balances	$ 235,347	$ 135,090
Provisions applied	(84,550)	(46,224)
Provisions recorded		271,871
Provisions established	(219,813)
Provisions released	(70,022)	(122,404)
Other movements	(13,454)	(2,986)
Ending Balance	287,134	235,347
Provisions for personnel salaries and expenses [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	116,274	90,739
Provisions applied	(1,208)	(46,062)
Provisions recorded		170,962
Provisions established	(61,353)
Provisions released	(56,258)	(96,264)
Other movements	(10,950)	(3,101)
Ending Balance	109,211	116,274
Provisions for mandatory dividends [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	83,342
Provisions applied	(83,342)
Provisions recorded		83,342
Provisions established	(130,123)
Ending Balance	130,123	83,342
Provisions for contingent loans risk [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	30,589	39,775
Provisions recorded		20,498
Provisions established	(25,526)
Provisions released	(12,911)	(29,805)
Other movements	(1,503)	121
Ending Balance	41,701	30,589
Provisions for contingencies [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	5,142	4,576
Provisions applied		(162)
Provisions recorded		(2,931)
Provisions established	(2,811)
Provisions released	(853)	3,665
Other movements	(1,001)	(6)
Ending Balance	$ 6,099	$ 5,142